Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 1,457,735	$ 1,769,550	$ 4,401,217
Accounts receivable, net	272,691	336,030	187,819
Inventory		1,204
Prepaid convention expenses	274,003	461,986	704,711
Prepaid insurance	68,035	87,987	96,076
Prepaid rent - related party	25,837	76,006	181,796
Prepaid taxes	13,984	14,398	13,984
Other prepaid expenses	37,020	18,117	13,666
Total Current Assets	2,149,305	2,765,278	5,599,279
Property and equipment, net	125,057	165,403	215,948
Security deposits	9,408	9,408	19,912
Total Assets	2,238,770	2,940,089	5,835,129
Current Liabilities
Accounts payable and accrued expenses	2,643,593	2,800,118	937,774
Unearned revenue	1,737,545	2,164,972	1,574,938
Convertible promissory note - related party, net	1,397,221	1,116,979
Due to CONtv joint venture	224,241	224,241	224,241
Total Current Liabilities	6,002,600	6,306,310	2,736,953
Non-current Liabilities:
Convertible promissory note - related party, net			1,027,176
Total Non-current Liabilities			1,027,176
Total Liabilities	6,002,600	6,306,310	3,764,129
Commitments and contingencies
Stockholders' Deficit
Common stock par value $0.0001: 80,000,000 shares authorized; 68,535,036 and 68,535,036 shares issued and outstanding, respectively	6,855	6,855	6,855
Additional paid-in capital	19,999,173	19,960,893	19,664,619
Accumulated deficit	(23,712,360)	(23,321,471)	(17,588,657)
Non-controlling interest	(12,498)	(12,498)	(11,817)
Total Stockholders' Deficit	(3,718,830)	(3,366,221)	2,071,000
Total Liabilities and Stockholders' Deficit	2,238,770	2,940,089	5,835,129
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock par value $0.0001: 20,000,000 shares authorized; 50,000 shares designated Series A convertible preferred stock par value $0.0001: 50,000 shares designated; 39,101 shares issued and converted, respectively